Note 30 - Financial Instruments	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
30
       Financial instruments

i)       Credit risk

Exposure to credit risk

The carrying amount of financial assets as disclosed in the statements of financial position and related notes represents the maximum credit exposure. The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was:

Carrying amount	December 31, 2018	December 31, 2017

Zimbabwe	3,639	2,015
Other regions	10	—
	3,649	2,015

Impairment losses

None
of the trade and other receivables are past due at year-end other than the royalty rebate of
2016
(refer note
11
). Trade and other receivables have a past history of payment shortly after year end and management identified immaterial factors at year end that could cause doubt about the credit quality or recoverability of the trade and other receivables.

ii)       Liquidity risk

The following are the contractual maturities of financial liabilities, including contractual interest payments and excluding the impact of netting agreements.

Non-derivative financial liabilities
December 31, 2018	Carrying amount	12 months or less	1-3 Years
Trade and other payables	10,051	10,051	—
Term loan facility	5,960	—	5,960
	16,011	10,051	5,960

December 31, 2017	Carrying amount	12 months or less	1-3 Years
Trade and other payables	9,581	9,581	—
Term loan facility	1,486	1,486	—
Overdraft	311	311	—
	11,378	11,378	—

iii)	Currency risk

The Group is exposed to currency risk to the extent that there is a mismatch between the currency that it transacts in and the functional currency. The results of the Group’s operations are subject to currency transaction risk and currency translation risk. The operating results and financial position of the Group are reported in US dollar in the Group’s consolidated financial statements.

The fluctuation of the US dollar in relation to other currencies that entities within the Group may
transact in will consequently have an effect upon the profitability of the Group and may
also effect the value of the Group’s assets and liabilities. As noted below, the Group has certain financial assets and liabilities denominated in currencies other than the functional currency of the Company. To reduce exposure to currency transaction risk, the Group regularly reviews the currency in which it spends its cash to identify and avoid specific expenditures in currencies that experiences inflationary pressures. Further the Group aims to maintain cash and cash equivalents in US Dollar to avoid foreign exchange exposure and to meet short-term liquidity requirements.

Sensitivity analysis

As a result of the Group’s monetary assets and liabilities denominated in foreign currencies which is different to the functional currency of the underlying entities, the profit or loss and equity in the underlying entities could be affected by movements between the functional currency and the foreign currency. The table below indicates consolidated monetary assets/(liabilities) in the group that have a different functional currency and foreign currency.

	2018 $‘000		2017 $‘000
	Functional currency		Functional currency
	ZAR	$	ZAR	$
Cash and cash equivalents	57	*8,147	57	601
Trade and other receivables	—	126	—	—
Trade and other payables	—	(345)	—	—
Term loan	—	*(5,960)	—	—
	57	1,968	57	601

A reasonably possible strengthening or weakening of
5%
of the various functional currencies against the foreign currencies, would have the following equal or opposite effect on profit or loss and equity for the group:

	2018 $‘000		2017 $’000
	Functional currency		Functional currency
	ZAR	$	ZAR	$
Cash and cash equivalents	3	388	3	30
Trade and other receivables	—	6	—	—
Trade and other payables	—	(16)	—	—
Term loan	—	(283)	—	—

* Of the cash and cash equivalents and term loan facility
$6,560
(
2017:Nil
) and
$5,960
(
2017:Nil
) are denominated in RTGS$ respectively.

The group's interest rate risk arises from Loans and borrowings, overdraft facility and cash held. The Loans and borrowings, overdraft facility and cash held have variable interest rate borrowings. Variable rate borrowings expose the group to cash flow interest rate risk. The group has not
entered into interest rate swap agreements.

The Group’s assets and liabilities exposed to interest rate fluctuations as at year end is summarised as follows:

	2018	2017
Cash and cash equivalents	11,187	12,756
Term loan	5,960	1,486

Interest rate risk arising is offset by available cash and cash equivalents. The table below summarises the effect of a change in finance cost on the Group’s profit or loss and equity, had the rates charged differed.

Sensitivity analysis – Cash and cash equivalents	2018	2017
Increase by 100 basis points	111	128
Decrease by 100 basis points	(111)	(128)

Sensitivity analysis – Term loan	2018	2017

Increase by 100 basis points	(60)	(15)
Decrease by 100 basis points	60	15

v)	Market risk - Gold price

On
August 17, 2018
the Company entered into a hedge in respect of
8,000
ounces of gold over a period of
4
months. The hedge protected the Company if the gold price fell below
$1,150
per ounce and gave Caledonia full participation if the price of gold exceeded
$1,195
per ounce. The derivative financial instrument was entered into by the Company for economic hedging purposes and not
as a speculative investment. The derivative contract resulted in a loss of
$360
and was included in profit or loss.